Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 1,439	¥ 10,018
2021	636	4,425
2022	593	4,131
2023	50	346
Total	$ 2,718	¥ 18,920